Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Loss Per Share
Schedule of basic loss per share
	Year ended December 31,
	2018	2017	2016

(Loss) attributable to equity holders of the company ($000)	(7,994)	(9,135)	(10,622)
Weighted average number of ordinary shares in issue	127,553,866	106,403,903	93,592,195
Basic loss per share (cents per share)	(6.27)	(8.59)	(11.35)